Related Party Transactions and Balances (Details 2) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Due to related parties	$ 2,483,094
Jiangsu Health Pharmaceutical Investment Co., Ltd. [Member]
Due to related parties	939,521
Feng Zhou [Member]
Due to related parties	1,542,828
Jianbin Zhou [Member]
Due to related parties	$ 745